Convertible Preferred Stock (Details Textual) - $ / shares		3 Months Ended						6 Months Ended	12 Months Ended
	Sep. 01, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Mar. 31, 2016	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Preferred stock dividend, payable semi-annually, description								The three-year anniversary of the initial investment date occurred during the second half of 2017 for $5.2 million and the first quarter of 2018 for the remaining $0.3 million originally issued Convertible Preferred Stock and therefore dividends on those investments will be paid via issuance of common shares at all future dividend dates.	The preferred stock entitles its holders to a 6% dividend, payable semi-annually in cash or in kind through the three-year anniversary of the original issue date, and from and after such three-year anniversary in duly authorized, validly issued, fully paid and non-assessable shares of common stock. The three-year anniversary of the initial investment date occurred during the second half of 2017 for $5.2 million of the $5.5 million originally issued Convertible Preferred Stock and therefore dividends on those investments were paid via issuance of common shares as of the year-end date.
Converions of common stock		4,407
Converted shares of stock conversion					307,500					307,500
Common stock at the conversion rate									$ 7.65
Preferred stock redemption, description									From and after the three-year anniversary of the date of issuance, the Company has the right (but not the obligation), upon at least 30 days prior written notice, to call some or all of the Series A Preferred Stock for redemption at any time after the common stock has had a closing price on the relevant trading market, for a period of at least 15 consecutive days, all of which must be after the three-year anniversary date of the purchase agreement, equal to at least one and one-half times the initial conversion price.
Preferred stock dividend entitles								6.00%
Initial conversion price								$ 7.65
Common Stock [Member]
Converions of common stock									293,571	40,199
Preferred Stock [Member]
Aggregate shares issued									245,816	452,224
Rick Mills [Member]
Aggregate shares issued	106,602
Shareholders [Member]
Aggregate shares issued	187,713
Majority-Owned Subsidiary, Unconsolidated [Member]
Conversion shares of preferred stock			425
Converions of common stock			1,667	8,009	517,647	296,078	3,334
Investor [Member]
Conversion shares of preferred stock									2,245,511	307,500
Converted shares of stock conversion					13,645				293,564	13,645
Convertible Preferred Stock [Member]
Conversion shares of preferred stock								252,750
Converions of common stock								33,072
Series A Convertible Preferred Stock Two [Member]
Conversion shares of preferred stock								1,529
Converions of common stock								222
Series A Convertible Preferred Stock One [Member]
Conversion shares of preferred stock								124,985
Converions of common stock								16,339
Series A Convertible Preferred Stock [Member]
Conversion shares of preferred stock		132,200	12,750	240,250	132,000	75,500	100,000	166,056	385,200	307,500
Converions of common stock								26,391
Converted shares of stock conversion					40,197			385,200	385,200	40,197
Common stock at the conversion rate										$ 7.65
Series A Convertible Preferred Stock [Member] | Majority-Owned Subsidiary, Unconsolidated [Member]
Conversion shares of preferred stock		132,200	12,750	240,250	132,000	75,500	100,000
Series A-1 Preferred Stock [Member]
Conversion shares of preferred stock		1,860,561
Converions of common stock		62,019							1,860,561
Converted shares of stock conversion									293,564
Common stock at the conversion rate									$ 7.65